Exhibit 99.1

Semiannual Servicer’s Certificate

CenterPoint Energy Transition Bond Company IV, LLC

$1,695,000,000 2012 Senior Secured Transition Bonds

Pursuant to Section 6.13 of the Transition Property Servicing Agreement (the “Agreement”), dated as of January 19, 2012, between

CenterPoint Energy Houston Electric, LLC, as Servicer, and CenterPoint Energy Transition Bond Company IV, LLC, as Issuer, the Servicer does hereby certify as follows:

Capitalized terms used in this Semiannual Servicer’s Certificate have their respective meanings as set forth in the Agreement. References herein to certain sections and subsections are references to the respective sections and subsections of the Agreement.

Collection Periods: February 2, 2012 through October 11, 2012

Payment Date: October 15, 2012

Today’s Date: October 11, 2012

1. Collections Allocable and Aggregate Amounts Available for Current Payment Date:
i.	Remittances for the February 2 through 29, 2012 Collection Period	429,109.19
ii.	Remittances for the March 1 through 31, 2012 Collection Period	6,891,409.02
iii.	Remittances for the April 1 through 30, 2012 Collection Period	10,086,498.19
iv.	Remittances for the May 1 through 31, 2012 Collection Period	12,448,985.25
v.	Remittances for the June 1 through 30, 2012 Collection Period	12,411,824.73
vi.	Remittances for the July 1 through 31, 2012 Collection Period	14,803,253.06
vii.	Remittances for the August 1 through 31, 2012 Collection Period	16,175,006.37
viii.	Remittances for the September 1 through 30, 2012 Collection Period	15,135,786.10
ix.	Remittances for the October 1 through 11, 2012 Collection Period	6,980,630.87
x.	Net Earnings on General Subaccount	28,906.17	[1/19/12 through 9/30/12]

xi.	General Subaccount Balance (sum of i through x above)	95,391,408.95

xii.	Excess Funds Subaccount Balance as of Current Payment Date	0.00	[as of 9/30/12]
xiii.	Capital Subaccount Balance as of Current Payment Date (1)	8,482,387.41	[as of 9/30/12]

xiv.	Collection Account Balance (sum of xi through xiii above)	103,873,796.36

(1) Including current period earnings of $7,387.41

2. Outstanding Amounts as of Closing Date:
i.	Tranche A-1 Principal Balance	606,222,000.00
ii.	Tranche A-2 Principal Balance	407,516,000.00
iii	Tranche A-3 Principal Balance	681,262,000.00

iv.	Aggregate Principal Balance of all Series 2012 Transition Bonds	1,695,000,000.00

3. Required Funding/Payments as of Current Payment Date:

	Principal	Projected Principal Balance	Semiannual Principal Due
i.	Tranche A-1	543,768,877.00	62,453,123.00
ii.	Tranche A-2	407,516,000.00	0.00
iii.	Tranche A-3	681,262,000.00	0.00

iv.	For all Series 2012 Transition Bonds	1,632,546,877.00	62,453,123.00

		System Restoration Bond Interest Rate	Days in Interest Period (1)	Interest Due
v.	Required Tranche A-1 Interest	0.9012%	266	4,036,751.47
vi.	Required Tranche A-1 Interest	2.1606%	266	6,505,762.01
vii.	Required Tranche A-2 Interest	3.0282%	266	15,243,259.96

(1) On 30/360 Day basis.

		Required Level (Including Replenishment of Amounts Previously Withdrawn for 4.i.-4.viii.)		Funding Required
viii.	Capital Subaccount	8,475,000.00		0.00

4. Allocation of Remittances as of Current Payment Date Pursuant to Section 8.02(d) of Indenture:
i.	Trustee Fees and Expenses	31,500.00
ii.	Servicing Fee	626,208.33	(1)
iii.	Administration Fee and Independent Manager Fee	77,388.89	(2)
iv.	Operating Expenses	21,200.00	(3)
v.	Semiannual Interest (including any past-due Semiannual Interest for prior periods)

		Aggregate		Per 1,000 of Original Principal Amount
	1. Tranche A-1 Interest Payment	4,036,751.47		6.66
	2. Tranche A-2 Interest Payment	6,505,762.01		15.96
	3. Tranche A-3 Interest Payment	15,243,259.96		22.38

vi.	Principal Due and Payable as a result of (A) Event of Default or (B) on Final Maturity Date

		Aggregate		Per 1,000 of Original Principal Amount
	1. Tranche A-1 Principal Payment	0.00		0.00
	2. Tranche A-2 Principal Payment	0.00		0.00
	3. Tranche A-3 Principal Payment	0.00		0.00

vii.	Principal Scheduled to be Paid on Current Payment Date

		Aggregate		Per 1,000 of Original Principal Amount
	1. Tranche A-1 Principal Payment	62,453,123.00		277.83
	2. Tranche A-2 Principal Payment	0.00		0.00
	3. Tranche A-3 Principal Payment	0.00		0.00

viii.	Operating Expenses not Paid under Clause (iv) above	0.00
ix.	Replenishment of Any Amounts Drawn from Capital Subaccount	0.00
x.	Amount Calculated at Servicer’sAuthorized Rate of Return on Equity on the Amount
	Contributed to the Capital Subaccount in Excess of 0.5% of the Initial Outstanding
	Principal Balance of the Bonds Released to Issuer	NA
xi.	Net Earnings in Capital Subaccount Relating to the Initial Contribution of 0.5% of the Initial Outstanding Principal Balance of the Bonds Released to Issuer	7,387.41
xii.	Deposit to Excess Funds Subaccount	6,396,215.29
xiii.	Released to Issuer upon Series Retirement: Collection Account	0.00

xiv.	Aggregate Remittances as of Current Payment Date	95,398,796.36

(1)	Servicing fee: $1,695,000,000 x .05% x 266/360 = $626,208.33
(2)	Administration fee: $100,000 x 266/360 = $73,888.89 plus Independent Manager fee ($3,500.00)
(3)	Reimbursement to Administrator for fees/expenses paid to independent auditors ($11,200.00) and rating agencies ($10,000.00)

5. Subaccount Release or Withdrawals as of Current Payment Date Pursuant to Section 8.02(d) of Indenture:
i.	Capital Subaccount Release (available for 4.xi.)	7,387.41
ii.	Excess Funds Subaccount Withdrawal (available for 4.i. through 4.x.)	0.00
iii.	Capital Subaccount Withdrawal (available for 4.i. through 4.viii.)	0.00

iv.	Total Release or Withdrawals	7,387.41

6. Outstanding Amounts and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):

i.	Tranche A-1 Principal Balance	543,768,877.00
ii.	Tranche A-2 Principal Balance	407,516,000.00
iii.	Tranche A-3 Principal Balance	681,262,000.00

iv.	Aggregate Principal Balance for all Series 2012 Transition Bonds	1,632,546,877.00

v.	Excess Funds Subaccount Balance	6,396,215.29
vi.	Capital Subaccount Balance	8,475,000.00

vii.	Aggregate Collection Account Balance	14,871,215.29

7. Shortfalls In Interest and Principal Payments as of Current Payment Date (after giving effect to payments to be made on such Payment Date):

i.	Semiannual Interest

	1. Tranche A-1 Bond Interest Payment	0.00
	2. Tranche A-2 Bond Interest Payment	0.00
	3. Tranche A-3 Bond Interest Payment	0.00

ii.	Semiannual Principal

	1. Tranche A-1 Principal Payment	0.00
	2. Tranche A-2 Principal Payment	0.00
	3. Tranche A-3 Principal Payment	0.00

8. Shortfall in Required Subaccount Level as of Current Payment Date (after giving effect to payments to be made on such Payment Date):

i.	Capital Subaccount	0.00

IN WITNESS HEREOF, the undersigned has duly executed and delivered this Semiannual Servicer’s Certificate this 11th day of October, 2012.

CENTERPOINT ENERGY HOUSTON ELECTRIC, LLC, as Servicer

by:	/s/ Marc Kilbride
Marc Kilbride
Vice President and Treasurer